Group Companies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Asset Management [member] | Aegon Industrial Fund Management Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Industrial Fund Management Co
Country of incorporation of joint venture	China
Proportion of ownership interest in joint venture	49.00%
Aegon Asset Management Holding B.V. [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Asset Management Holding B.V
Country of incorporation or residence of subsidiary	The Netherlands
Aegon USA Investment Management, LLC [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon USA Investment Management
Country of incorporation or residence of subsidiary	United States
Aegon USA Realty Advisors, LLC [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon USA Realty Advisors, LLC
Country of incorporation or residence of subsidiary	United States
Aegon Investment Management B. V [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Investment Management B.V
Country of incorporation or residence of subsidiary	The Netherlands
Aegon Asset Management UK plc [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Asset Management UK plc
Country of incorporation or residence of subsidiary	United Kingdom
Americas [member] | Transamerica Casualty Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Casualty Insurance Company
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Corporation [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Corporation
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Financial Life Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Financial Life Insurance Company
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Life Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Life Insurance Company, Cedar Rapids
Country of incorporation or residence of subsidiary	United States
Americas [member] | World Financial Group Holding Company of Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	World Financial Group Holding Company of Canada Inc
Country of incorporation or residence of subsidiary	Canada
Americas [member] | World Financial Group Insurance Agency, LLC [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	World Financial Group Insurance Agency, LLC, Cedar Rapids
Country of incorporation or residence of subsidiary	United States
United Kingdom [member] | Aegon Investment Solutions Ltd. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Investment Solutions Ltd
Country of incorporation or residence of subsidiary	United Kingdom
United Kingdom [member] | Aegon Investments Ltd. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Investments Ltd
Country of incorporation or residence of subsidiary	United Kingdom
United Kingdom [member] | Scottish Equitable plc [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Scottish Equitable plc
Country of incorporation or residence of subsidiary	United Kingdom
United Kingdom [member] | Cofunds Limited [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Cofunds Limited
Country of incorporation or residence of subsidiary	United Kingdom
United Kingdom [member] | Origen Financial Services Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Origen Financial Services Limited
Country of incorporation or residence of subsidiary	United Kingdom
International [member] | Aegon Espana S.A.U [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon España S.A.U. de Seguros y Reaseguros
Country of incorporation or residence of subsidiary	Spain
International [member] | Transamerica Life (Bermuda) Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Life (Bermuda) Ltd
Country of incorporation or residence of subsidiary	Bermuda
International [member] | Aegon Santander Generales Seguros y Reaseguros, S.A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Santander Generales Seguros y Reaseguros, S.A
Country of incorporation of joint venture	Spain
Proportion of ownership interest in joint venture	51.00%
International [member] | Santander Vida Segurosy Reaseguros S. A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Santander Vida Seguros y Reaseguros, S.A
Country of incorporation of joint venture	Spain
Proportion of ownership interest in joint venture	51.00%
International [member] | Aegon Santander Portugal Nao Vida Companhiade Seguros S. A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Santander Portugal Não Vida – Companhia de Seguros S.A.
Country of incorporation of joint venture	Portugal
Proportion of ownership interest in joint venture	51.00%
International [member] | Aegon Santander Portugal Vida Companhia de Seguros de Vida SA Lisbon [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Santander Portugal Vida – Companhia de Seguros de Vida S.A
Country of incorporation of joint venture	Portugal
Proportion of ownership interest in joint venture	51.00%
International [member] | Aegon THTF Life Insurance Company Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon THTF Life Insurance Co., Ltd
Country of incorporation of joint venture	China
Proportion of ownership interest in joint venture	50.00%
International [member] | Mongeral Aegon, Seguros e Previdencia S.A. [member]
Disclosure of subsidiaries [Line Items]
Proportion of voting power held in joint venture	50.00%
Name of joint venture	Mongeral Aegon, Seguros e Previdencia S.A.
Country of incorporation of joint venture	Brazil
Proportion of ownership interest in joint venture	59.20%
International [member] | Sicoob Seguradode De Vidae Previdencia SA [Member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Sicoob Seguradora de Vida e Previdência S.A
Country of incorporation of joint venture	Brazil
Proportion of ownership interest in joint venture	29.60%